Details of Significant Accounts - Intangible assets, schedule of amortization on intangible assets (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of detailed information about intangible assets [line items]
Amortization of intangible assets	$ 26	$ 37
Research and development expenses
Disclosure of detailed information about intangible assets [line items]
Amortization of intangible assets	$ 26	$ 37